UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07840

                              SCHRODER SERIES TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                              Schroder Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                       DATE OF FISCAL YEAR END: OCTOBER 31

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

    Principal
     Amount $                                             Value $
     --------                                             -------

                U.S. TREASURY OBLIGATION - 62.9%
   19,100,000   U.S. Treasury Bill(1)
                   2.197%, 3/31/05                       19,028,910
                                                        -----------
                TOTAL U.S. TREASURY
                OBLIGATION
                (Cost $19,032,763)                       19,028,910
                                                        -----------

                ASSET-BACKED SECURITIES - 17.3%
      238,757   Aspen Funding I, Ltd., Series 2002-
                   1A, Class A1L (2) (3)
                   3.210%, 7/10/37                          238,459
      480,000   Bear Stearns Asset Backed
                   Securities, Series 2005-SD1,
                   Class 1A1 (3)
                   2.740%, 8/25/43                          480,000
    1,293,340   Countrywide Home Equity Loan
                   Trust, Series 2003-C, Class A (3)
                   2.750%, 5/15/29                        1,295,633
      910,000   GSAMP Trust, Series 2005-SD1,
                   Class A1 (2) (3)
                   2.918%, 12/25/34                         910,000
    1,210,000   Morgan Stanley ABS Capital I,
                   Series 2005-WMC1, Class A2A
                   (3) (6)
                   2.659%, 1/25/35                        1,210,000
      823,762   Restructured Asset Backed
                   Securities, Series 2003-3A,
                   Class A1 (2) (3)
                   3.540%, 1/29/22                          826,851
      280,000   Structured Asset Investment Loan
                   Trust, Series 2004-1, Class M4 (3)
                   5.280%, 2/25/34                          287,426
                                                        -----------
                TOTAL ASSET-BACKED
                SECURITIES
                (Cost $5,242,304)                         5,248,369
                                                        -----------

                MORTGAGE-BACKED OBLIGATIONS - 12.8%
      360,000   Aames Mortgage Trust, Series
                   2002-2, Class B (4)
                   6.770%, 3/25/33                          366,300


    Principal
     Amount $                                             Value $
     --------                                             -------
    1,043,815   Centex Home Equity, Series 1999-
                   4, Class A7 (3)
                   2.880%, 2/25/31                        1,047,268
      535,130   Citigroup Mortgage Loan Trust,
                   Series 2003-AP3, Class A1
                   7.000%, 9/25/33                          563,775
    1,351,749   Novastar Home Equity Loan,
                   Series 2004-3, Class A3A (2) (3)
                   2.750%, 12/25/34                       1,352,474
      162,558   Novastar NIM Trust, Series 2003-
                   N1  (2)
                   7.385%, 9/26/33                          162,443
      150,000   Option One Mortgage Loan Trust,
                   Series 2002-3, Class M2 (3)
                   3.660%, 8/25/32                          150,794
      227,424   Sail Net Interest Margin Notes,
                   Series 2004-4A, Class A
                   5.000%, 4/27/34                          228,146
                                                        -----------
                TOTAL MORTGAGE-
                BACKED OBLIGATIONS
                (Cost $3,875,841)                         3,871,200
                                                        -----------

                COLLATERALIZED MORTGAGE
                OBLIGATIONS - 10.0%
      540,000   Countrywide Home Loans, Series
                   2005-1, Class 2A1 (3)
                   2.840%, 2/25/35                          540,000
    1,200,000   Impac CMB Trust, Series 2005-1,
                   Class 1A1 (3)
                   2.819%, 4/25/35                        1,200,000
    1,300,000   People's Choice Home Loan
                   Securities Trust, Series 2005-1,
                   Class 1A1 (3)
                   2.719%, 10/25/26                       1,300,000
                                                        -----------
                TOTAL COLLATERALIZED
                MORTGAGE OBLIGATIONS
                (Cost $3,040,000)                         3,040,000
                                                        -----------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)
JANUARY 31, 2005 (UNAUDITED)

    Principal
     Amount $                                             Value $
     --------                                             -------

                U.S. GOVERNMENT AGENCY OBLIGATION -
                5.0%
    1,500,000   FHLB (5)
                   2.320%, 2/16/05                        1,498,550
                                                        -----------
                TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATION
                (Cost $1,498,550)                         1,498,550
                                                        -----------
                TOTAL INVESTMENTS - 108.0%
                (Cost $32,689,458)*                      32,687,029
                                                        -----------
                OTHER ASSETS LESS
                LIABILITIES - (8.0)%                     (2,416,683)
                                                        -----------
                TOTAL NET ASSETS - 100.0%               $30,270,346
                                                        ===========

*At January 31, 2005, the tax basis cost of the Fund's investments was $32,689,458, and the unrealized appreciation and depreciation of investments owned by the Fund were $7,155 and $(9,584), respectively.
(1) The rate shown represents the security's effective yield at time of purchase.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions.
(3) Variable Rate Security -- Rate disclosed is as of January 31, 2005.
(4) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2005.
(5) The rate shown represents the security's discount yield at time of purchase.
(6) Security purchased on a when-issued basis.
FHLB -- Federal Home Loan Bank

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

  Principal
   Amount $                                                  Value $
   --------                                                  -------

                U.S.  TREASURY  OBLIGATIONS - 80.4%
                U.S.  Treasury Bill (1)
  4,400,000        2.197%, 3/31/05                          4,383,623
  1,500,000        2.009%, 2/17/05                          1,498,716
    860,000     U.S. Treasury Bond
                   5.375%, 2/15/31                            962,293
                U.S. Treasury Note
  1,040,000        4.250%, 11/15/14                         1,049,588
    155,000        2.875%, 11/30/06                           153,995
                                                          -----------
                TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $8,006,535)                           8,048,215
                                                          -----------

                U.S.  GOVERNMENT  AGENCY  OBLIGATIONS - 30.3%
  1,995,000     FHLMC TBA
                   5.500%, 2/15/35                          2,033,029
  1,000,000     FNMA TBA
                   5.000%, 2/25/35                            997,500
                                                          -----------
                TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $3,006,226)                           3,030,529
                                                          -----------

                CORPORATE OBLIGATIONS  - 10.9%
     85,000     Albemarle
                   5.100%, 2/01/15                             85,327
     55,000     Aon Capital Trust
                   8.205%, 1/01/27                             61,415
     90,000     Appalachian Power
                   4.950%, 2/01/15                             90,183
     75,000     Cadbury Schweppes Finance (2)
                   5.125%, 10/01/13                            76,706
     15,000     General Motors
                   8.375%, 7/15/33                             15,104
    125,000     Goldman Sachs Group
                   5.125%, 1/15/15                            126,541
     20,000     Grant Prideco
                  9.000%, 12/15/09                             22,150
     45,000     Halliburton
                   8.750%, 2/15/21                             60,565
     90,000     Ryland Group
                5.375%, 1/15/15                                90,625


  Principal
   Amount $                                                  Value $
   --------                                                  -------

     60,000     Southern California Edison
                   5.000%, 1/15/16                             60,532
    300,000     Stingray Pass Through Trust  (2)
                   5.902%, 1/12/15                            302,979
    100,000     Telefonos de Mexico (2)
                   5.500%, 1/27/15                             99,491
                                                          -----------
                TOTAL CORPORATE OBLIGATIONS
                (Cost $1,082,766)                           1,091,618
                                                          -----------

                ASSET-BACKED SECURITIES  - 7.5%
     50,000     GSAMP Trust, Series 2005-SD1,
                   Class A1 (2) (3)
                   2.918%, 12/25/34                            50,000
    351,772     Hedged Mutual Fund Fee Trust,
                   Series 2003-1A, Class 2 (2)
                   5.220%, 11/30/10                           353,311
    349,740     Hedged Mutual Fund Fee
                   Trust, Series 2003-2, Class 2 (2)
                   4.840%, 3/02/11                            348,209
                                                          -----------
                TOTAL ASSET-BACKED
                SECURITIES
                (Cost $751,486)                               751,520
                                                          -----------

                COLLATERALIZED MORTGAGE
                OBLIGATIONS  - 1.9%
     50,000     Countrywide Home Loans,
                   Series 2005-1, Class 2A1 (3)
                   2.840%, 2/25/35                             50,000
    140,000     People's Choice Home Loan
                   Securities Trust, Series 2005-1,
                   Class 1A1 (3)
                   2.719%, 10/25/26                           140,000
                                                          -----------
                TOTAL COLLATERALIZED
                MORTGAGE OBLIGATIONS
                (Cost $190,000)                               190,000
                                                          -----------




--------------------------------------------------------------------------------
                                        1

--------------------------------------------------------------------------------
SCHRODER U.S. CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)
JANUARY 31, 2005 (UNAUDITED)


  Principal
   Amount $                                                  Value $
   --------                                                  -------

                MORTGAGE-BACKED OBLIGATION  - 0.5%
     50,000     Option One Mortgage Loan Trust,
                   Series 2002-3, Class M2 (3)
                   3.660%, 8/25/32                             50,265
                                                          -----------
                TOTAL MORTGAGE-BACKED
                OBLIGATION
                (Cost $50,226)                                 50,265
                                                          -----------
                TOTAL INVESTMENTS -
                131.5%
                (Cost $13,087,239)*                        13,162,147
                                                          -----------
                OTHER ASSETS LESS
                LIABILITIES - (31.5)%                     (3,153,243)
                                                          -----------
                TOTAL NET ASSETS - 100.0%                 $10,008,904
                                                          ===========

* At January 31, 2005, the tax basis cost of the Fund's investments was $13,087,239, and the unrealized appreciation and depreciation of investments owned by the Fund were $76,505 and $(1,597), respectively.
(1)The rate shown represents the security's effective yield at time of purchase.
(2)Security exempt from registration under Rule144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions.
(3)Variable Rate Security -- Rate disclosed is as of January 31, 2005.
FHLMC -- Federal Home Loan Mortgage Association
FNMA -- Federal National Mortgage Association
TBA -- To Be Announced

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

   Principal
    Amount $                                              Value $
    --------                                              -------

                MUNICIPAL BONDS - 82.7%
                ALABAMA - 0.4%
      250,000   Crenshaw County, Industrial
                   Development Board RB, Sister
                   Schuberts Project, AMT, (LOC:
                   AmSouth Bank of Alabama) (1)
                   5.600%, 3/01/13                          257,715
                                                        -----------
                ARIZONA - 3.3%
       55,000   Pima County GO, ETM
                   6.750%, 11/01/09                          58,694
    1,740,000   State Health Facilities Authority
                   RB, Phoenix Baptist Hospital &
                   Medical Center, MBIA, ETM
                   6.250%, 9/01/11                        1,845,357
                                                        -----------
                                                          1,904,051
                ARKANSAS - 5.8%
    1,300,000   Little Rock, Library Construction
                   GO, Series A
                   4.250%, 3/01/23                        1,297,647
      250,000   Pine Bluff, Industrial Development
                   RB, Weyerhaeuser Project
                   5.500%, 11/01/07                         269,545
    1,700,000   Springdale, Sales & Use Tax RB,
                   MBIA
                   4.000%, 7/01/16                        1,739,984
                                                        -----------
                                                          3,307,176
                CALIFORNIA - 10.1%
       35,000   California State GO
                   3.625%, 5/01/07                           35,026
       25,000   California State GO, Series BT,
                   AMT
                   5.100%, 12/01/13                          25,448
      720,000   Los Angeles, Multi-Family
                   Housing RB, Colorado Terrace
                   Project, Series H, AMT, GNMA
                   4.350%, 11/20/12                         732,888
    4,395,000   Manteca, Financing Authority
                   Sewer RB, Series B, MBIA
                   5.000%, 12/01/33                       4,496,481
       65,000   Sacramento County, Sacramento
                   Main Detention Center COP,
                   MBIA, ETM
                   5.500%, 6/01/10                           70,804


   Principal
    Amount $                                              Value $
    --------                                              -------

                CALIFORNIA - (CONTINUED)
      110,000   San Bernardino County,
                   Transportation Authority RB,
                   Series A, FGIC, ETM
                   6.000%, 3/01/10                          121,064
       30,000   Southern California, Public Power
                   Authority RB
                   7.000%, 7/01/09                           30,688
      245,000   State Public Works Board RB, San
                   Jose Facilities, Series A
                   7.750%, 8/01/06                          255,804
                                                        -----------
                                                          5,768,203
                COLORADO - 3.5%
      100,000   Denver City & County COP,
                   Series A, MBIA
                   5.000%, 5/01/11                          106,455
      500,000   Interlocken Metropolitan District
                   GO, Series A, RADIAN
                   5.750%, 12/15/11                         554,025
    1,000,000   State Educational & Cultural
                   Facilities Authority RB, Charter
                   School, Peak to Peak, XLCA
                   3.000%, 8/15/09                          995,970
      365,000   State Educational & Cultural
                   Facilities Authority RB, Parker
                   Core Charter School, XLCA
                   3.500%, 11/01/14                         361,029
                                                        -----------
                                                          2,017,479
                CONNECTICUT - 2.0%
      150,000   Connecticut State GO, Series A,
                   Pre-Refunded @ 100 (2)
                   6.500%, 3/15/06                          156,967
       50,000   Greenwich, New Public Housing
                   Authority RB
                   5.250%, 5/01/08                           53,537
      785,000   Stamford, Multi-Family Housing
                   RB, Fairfield Apartments
                   Project, AMT, Mandatory
                   Put  (3)
                   4.750%, 12/01/08                         805,975
      100,000   State Health & Educational
                   Facilities RB, Danbury
                   Hospital, ETM
                   7.875%, 7/01/09                          111,205
                                                        -----------
                                                          1,127,684



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

   Principal
    Amount $                                              Value $
    --------                                              -------

                MUNICIPAL BONDS  - (CONTINUED)
                FLORIDA - 8.2%
       50,000   Clearwater, Housing Authority RB,
                   Affordable Housing Acquisition
                   Program, FSA
                   4.950%, 6/01/07                           52,444
    1,037,306   Dade County, Single-Family
                   Housing Finance Authority RB,
                   Series B-1, AMT, GNMA,
                   FNMA
                   6.100%, 4/01/27                        1,065,365
    1,735,000   Gulf Breeze, Local Government
                   RB, FGIC, Mandatory Put
                   (3) (4)
                   4.000%, 12/01/14                       1,781,090
      115,000   Jacksonville, Electric Authority
                   RB, ETM
                   5.375%, 7/01/12                          124,215
       15,000   Jacksonville, Electric Authority
                   RB, Third Installment, ETM
                   6.800%, 7/01/12                           17,032
      125,000   Jacksonville, Excise Taxes RB,
                   ETM
                   5.650%, 10/01/05                         127,919
       70,000   Orange County, Tourist Division
                   RB, Orange County
                   Convention, AMBAC, ETM
                   9.250%, 9/01/07                           76,882
    1,010,000   Orange County, Tourist Division
                   RB, Series A, AMBAC, ETM
                   6.250%, 10/01/13                       1,117,828
       35,000   State GO, ETM
                   5.900%, 7/01/08                           36,993
      275,000   Vero Beach, Electric RB, MBIA,
                   ETM
                   6.500%, 12/01/07                         292,685
                                                        -----------
                                                          4,692,453
                GEORGIA - 0.1%
       40,000   Gwinnett County, Water & Sewer
                   RB, MBIA, ETM
                   6.100%, 3/01/08                           44,118
                                                        -----------
                IDAHO - 0.4%
      225,000   State Housing & Finance
                   Association RB, Single-Family
                   Mortgage, Series D, Class III,
                   AMT
                   5.400%, 7/01/21                          237,598
                                                        -----------


   Principal
    Amount $                                              Value $
    --------                                              -------

                ILLINOIS - 6.2%
    2,000,000   Chicago, Kingsbury
                   Redevelopment Project TAN,
                   Series A
                   6.570%, 2/15/13                        2,096,500
      500,000   State Development Finance
                   Authority RB, Provena Health,
                   Series A, MBIA
                   5.250%, 5/15/12                          538,530
      275,000   State Health Facilities Authority
                   RB, Hospital of Sisters
                   Services, Series A, FSA,
                   Optional Put
                   4.500%, 12/01/07                         287,166
      595,000   Will County, Community School
                   District GO, Alternative
                   Revenue Source Larway
                   5.625%, 12/01/23                         622,894
                                                        -----------
                                                          3,545,090
                INDIANA - 5.6%
                Gary, Sanitation District, Special
                   Taxing District, RADIAN
      250,000      5.000%, 2/01/12                          271,005
      270,000      5.000%, 2/01/13                          293,004
       95,000   Indianapolis, Industrial Utilities
                   District RB, ETM
                   7.000%, 6/01/08                          101,117
                Maconaquah, School District RB,
                   Energy Management Financing
                   Project
      286,756      5.000%, 1/01/12                          304,830
      301,093      5.000%, 1/01/13                          319,911
      316,148      5.000%, 1/01/14                          335,095
      261,339      4.750%, 1/01/10                          274,526
      273,752      4.750%, 1/01/11                          287,432
      232,329      4.000%, 1/01/07                          236,281
      241,622      4.000%, 1/01/08                          246,375
      251,287      4.000%, 1/01/09                          256,441
       40,000   State Health Facility Financing
                   Authority RB, Methodist
                   Hospital Indiana, Series A,
                   AMBAC, ETM
                   5.750%, 9/01/11                           41,335
      215,000   Wells County, Hospital Authority
                   RB, ETM
                   7.250%, 4/01/09                          231,069
                                                        -----------
                                                          3,198,421

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                                        2

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

   Principal
    Amount $                                              Value $
    --------                                              -------

                MUNICIPAL BONDS  - (CONTINUED)
                KANSAS - 0.5%
      250,000   Shawnee, Multi-Family Housing
                   RB, Thomasbrook Apartments,
                   Series A, AMT, FNMA
                   5.250%, 10/01/14                         258,115
                                                        -----------
                KENTUCKY - 5.2%
    2,000,000   Marshall County, Public Property
                   Corporation RB, Courthouse
                   Facility Project
                   5.250%, 3/01/23                        2,175,260
      690,000   State Area Development Districts
                   Financing GO, Henderson,
                   Series G1
                   5.750%, 12/01/20                         734,719
       50,000   State Turnpike Authority RB, ETM
                   6.125%, 7/01/07                           52,338
                                                        -----------
                                                          2,962,317
                LOUISIANA - 0.8%
      425,000   Calcasieu Parish, Public
                   Transportation Authority RB,
                   Single-Family Mortgage, Series
                   A, AMT, GNMA, FNMA
                   5.850%, 10/01/32                         435,599
                                                        -----------
                MARYLAND - 1.8%
    1,000,000   State Tax Exempt Municipal
                   Infrastructure Improvement RB,
                   Series 2004A, Class A (LOC:
                   Compass Bank) (5)
                   3.800%, 5/01/08                        1,009,090
                                                        -----------
                MASSACHUSETTS - 2.1%
      135,000   State Development Finance
                   Agency RB, Curry College,
                   Series A, ACA
                   3.875%, 3/01/15                          133,577
    1,000,000   State Health & Educational
                   Facilities Authority RB, Nichols
                   College Issue, Series C
                   6.000%, 10/01/17                       1,053,130
                                                        -----------
                                                          1,186,707
                MINNESOTA - 0.1%
       60,000   Coon Rapids, Hospital RB, Health
                   Central, ETM
                   7.625%, 8/01/08                           65,084
                                                        -----------


   Principal
    Amount $                                              Value $
    --------                                              -------

                MISSOURI - 0.9%
      500,000   State Development Finance Board
                   Infrastructure Facility TA,
                   Triumph Foods Project,
                   Series A
                   5.250%, 3/01/25                          516,690
                                                        -----------
                MONTANA - 0.4%
                State Board Investment RB, Payroll
                   Tax Workers Compensation
                   Project, MBIA, ETM
       95,000      6.875%, 6/01/11                          105,942
      115,000      6.700%, 6/01/06                          120,574
                                                        -----------
                                                            226,516
                NEBRASKA - 0.0%
       20,000   Scotts Bluff County, Hospital
                   Authority No. 1 RB, Regional
                   West Medical Center
                   6.375%, 12/15/08                          20,050
                                                        -----------
                NEW JERSEY - 0.9%
       35,000   Atlantic County, Improvement
                   Authority RB, Series A,
                   AMBAC, ETM
                   7.300%, 3/01/06                           35,955
      150,000   Burlington County, Bridge
                   Commission RB, County
                   Guaranteed Governmental
                   Leasing Program
                   5.250%, 8/15/15                          166,025
      170,000   Health Care Facilities RB,
                   Community Memorial Hospital
                   Toms River, ETM
                   6.750%, 7/01/09                          185,465
       95,000   Health Care Facilities RB, Mercer
                   Medical Center, ETM
                   7.000%, 7/01/08                          102,200
                                                        -----------
                                                            489,645
                NEW MEXICO - 0.3%
      110,000   State Mortgage Finance Authority
                   RB, Single-Family Mortgage,
                   Series B-2, AMT, GNMA,
                   FNMA, FHLMC
                   5.550%, 1/01/30                          112,922
       60,000   State Severance Tax RB
                   5.000%, 7/01/10                           63,307
                                                        -----------
                                                            176,229


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                                        3
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SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

   Principal
    Amount $                                              Value $
    --------                                              -------

                MUNICIPAL BONDS  - (CONTINUED)
                NEW YORK - 0.4%
      150,000   Hempstead Town, Industrial
                   Development Agency RB,
                   Adelphi University Civic
                   Facilities
                   5.250%, 2/01/13                          159,112
       35,000   State Dormitory Authority RB,
                   Rochester General Hospital,
                   ETM
                   8.000%, 7/01/07                           35,854
       58,000   Suffolk County, Water Authority
                   RB, Waterworks, Series V,
                   ETM
                   7.000%, 6/01/06                           60,076
                                                        -----------
                                                            255,042
                NORTH CAROLINA - 0.6%
      355,000   Mecklenburg County, Multi-
                   Family Housing RB, Little
                   Rock Apartments, AMT,
                   FNMA
                   3.500%, 1/01/12                          349,203
                                                        -----------
                NORTH DAKOTA - 0.8%
                State Housing Finance Agency RB,
                   Housing Finance Program
                   Home Mortgage, Series B,
                   AMT, SPA-FHLB
      250,000      4.125%, 7/01/11                          250,015
      210,000      4.000%, 7/01/10                          210,149
                                                        -----------
                                                            460,164
                OHIO - 0.1%
       50,000   State Building Authority RB, State
                   Facilities, Admin Building Fund
                   Projects, Series A
                   5.250%, 10/01/10                          54,929
                                                        -----------
                OKLAHOMA - 0.2%
       80,000   Tulsa County, Home Finance
                   Authority RB, Single-Family
                   Mortgage, FGIC, ETM
                   6.900%, 8/01/10                           90,572
                                                        -----------
                PENNSYLVANIA - 5.2%
       10,000   Berks County GO, Second Series,
                   MBIA
                   3.300%, 11/15/09                          10,153


   Principal
    Amount $                                              Value $
    --------                                              -------

                PENNSYLVANIA - (CONTINUED)
      100,000   Dauphin County, General
                   Authority RB, AMBAC,
                   Mandatory Put  (3)
                   4.550%, 6/02/08                          105,069
       80,000      Dauphin County, General
                   Authority RB, Hapsco-Western
                   Pennsylvania Hospital Project,
                   Series A-1, MBIA, ETM
                   5.500%, 7/01/13                           86,957
      130,000   Erie, Higher Education Building
                   Authority RB, Gannon
                   University Project, AMBAC,
                   ETM
                   7.375%, 6/01/08                          140,592
      400,000   Montgomery County, Industrial
                   Development Authority RB,
                   Adult Communities Total
                   Services, Series B
                   5.750%, 11/15/17                         420,864
    1,285,000   Philadelphia, Multi-Family
                   Housing Redevelopment
                   Authority RB, Pavilion
                   Apartments Project, Series A,
                   AMT, Hud Section 236
                   4.250%, 10/01/16                       1,292,350
       30,000   Pittsburgh GO, Series C, ETM
                   7.000%, 3/01/07                           31,979
      755,000   State Higher Educational Facilities
                   Authority RB, Allegheny
                   Delaware Valley Obligation,
                   Series A, MBIA
                   5.700%, 11/15/11                         845,019
       50,000   State Higher Educational Facilities
                   Authority RB, Tenth Series, ETM
                   6.900%, 7/01/07                           52,635
                                                        -----------
                                                          2,985,618
                RHODE ISLAND - 2.2%
                Woonsocket, Housing Authority
                   RB, Capital Funds Housing
                   Project
      385,000      4.500%, 9/01/10                          410,456
      400,000      4.500%, 9/01/11                          427,356
      420,000      4.500%, 9/01/12                          447,548
                                                        -----------
                                                          1,285,360

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

   Principal
    Amount $                                              Value $
    --------                                              -------

                MUNICIPAL BONDS  - (CONTINUED)
                SOUTH DAKOTA - 0.9%
      500,000   State Health & Educational Facility
                   Authority RB, Rapid City
                   Regional Hospital, MBIA
                   5.250%, 9/01/14                          541,810
                                                        -----------
                TENNESSEE - 1.2%
      500,000   Nashville & Davidson Counties,
                   Metropolitan Government
                   Health & Educational Facilities
                   Board RB, RADIAN
                   5.100%, 8/01/16                          521,615
      155,000   Wilson County, Health &
                   Educational Facilities Board
                   RB, University Medical Center,
                   ETM
                   8.375%, 8/01/08                          167,281
                                                        -----------
                                                            688,896
                TEXAS - 8.6%
       80,000   Denison, Hospital Authority RB,
                   Texoma Medical Center, ETM
                   7.125%, 7/01/08                           86,483
                Fort Bend County, Municipal
                   Utility District No. 23
                   GO, FGIC
       45,000      6.500%, 9/01/08                           50,551
       65,000      6.500%, 9/01/09                           74,591
       70,000      6.500%, 9/01/10                           81,852
       45,000      6.500%, 9/01/11                           53,378
       95,000      5.000%, 9/01/16                          102,512
      250,000   Greater Greenspoint,
                   Redevelopment Authority RB,
                   Tax Increment Contract,
                   RADIAN
                   5.250%, 9/01/10                          272,840
       80,000   Harris County, Health Facilities
                   Development RB, St. Lukes
                   Episcopal Hospital Project,
                   ETM
                   6.625%, 2/15/12                           80,237
      155,000   Houston, Airport System RB, ETM
                   7.600%, 7/01/10                          178,089
       35,000   Houston, Sewer System RB, FGIC,
                   ETM
                   6.375%, 10/01/08                          37,550


   Principal
    Amount $                                              Value $
    --------                                              -------

                TEXAS - (CONTINUED)
      260,000   North Texas, Hospital Authority
                   RB, Bethania Hospital, ETM
                   7.200%, 2/01/09                          283,200
               Retama, Development Corporate
                   Special Facilities RB, Retama
                   Racetrack, ETM
    2,000,000      10.000%, 12/15/17                      2,950,040
      500,000      8.750%, 12/15/11                         641,755
       50,000   Sendero, Public Facilities RB,
                   Crown Meadows Project,
                   Series A, FHLMC
                   4.250%, 6/01/13                           51,907
                                                        -----------
                                                          4,944,985
                WASHINGTON - 1.0%
      592,305   Nooksack, Indian Tribe RB
                   5.500%, 2/23/11                          592,293
                                                        -----------
                WEST VIRGINIA - 0.2%
      100,000   State Economic Development
                   Authority, Industrial
                   Development RB, Central
                   Supply Project, AMT
                   (LOC: BB&T)
                   5.500%, 5/15/10                          105,190
                                                        -----------
                WISCONSIN - 2.7%
    1,365,000   Oshkosh, Industrial Development
                   Authority RB, Don Evans
                   Project, AMT, Mandatory Put
                   (LOC: Marshall & Ilslay) (3)
                   5.500%, 12/01/11                       1,429,046
       50,000   State Health & Educational
                   Facilities RB, ACA
                   6.000%, 5/15/16                           52,577
       10,000   State Transportation RB, Series A
                   5.500%, 7/01/11                           11,343
       60,000   Winnebago County, Promissary
                   Notes GO
                   4.375%, 4/01/12                           62,980
                                                        -----------
                                                          1,555,946
                                                        -----------
                TOTAL MUNICIPAL BONDS
                (Cost $46,928,360)                       47,356,038
                                                        -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)
JANUARY 31, 2005 (UNAUDITED)

   Principal
    Amount $                                              Value $
    --------                                              -------

                CORPORATE OBLIGATIONS  - 8.0%
    2,181,000   BFL Funding VI  (5)
                   5.000%, 4/01/08                        2,186,889
    1,198,260   IIS/Syska Holdings Energy (5)
                   3.900%, 8/15/08                        1,175,733
      250,000   Kidspeace National Centers of
                   Georgia, USDA  (1) (4)
                   4.500%, 12/01/28                         251,187
    1,000,000   Landmark Leasing  (5)
                   6.200%, 10/01/22                       1,000,000
                                                        -----------
                TOTAL CORPORATE
                OBLIGATIONS
                (Cost $4,653,825)                         4,613,809
                                                        -----------
    Shares
    -------

                SHORT-TERM INVESTMENTS  - 7.6%
    2,777,971   BlackRock Institutional
                   Muni Fund Portfolio,
                   1.64% (6)                              2,777,971
    1,551,872   SEI Tax Exempt Trust Institutional
                   Tax Free Portfolio, 1.52% (6)          1,551,872
                                                        -----------
                TOTAL SHORT-TERM
                INVESTMENTS
                (Cost $4,329,843)                         4,329,843
                                                        -----------
                TOTAL INVESTMENTS - 98.3%
                (Cost $55,912,028)*                      56,299,690
                                                        -----------
                OTHER ASSETS LESS
                LIABILITIES - 1.7%                          950,819
                                                        -----------
                TOTAL NET ASSETS - 100.0%               $57,250,509
                                                        ===========

  * At January 31, 2005, the tax basis cost of the Fund's investments was $55,907,388, and the unrealized appreciation and depreciation of investments owned by the Fund were $535,554 and $(143,252), respectively.
(1) Private Placement Security.
(2) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(3) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.
(4) Variable Rate Security -- Rate disclosed is as of January 31, 2005.
(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(6) Rate shown is 7-day yield as of January 31, 2005.
AMT -- Income from security may be subject to alternative minimum tax.
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Association
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LOC -- Letter of Credit
RB -- Revenue Bond
TA -- Tax Allocation
TAN -- Tax Anticipation Note
Guaranteed as to principal and interest by the organization identified below:
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Company
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
RADIAN -- RADIAN Guaranty
SPA -- SPA Guaranty
USDA -- USDA Guaranty
XLCA -- XL Capital Assurance

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

    Principal
     Amount $                                             Value $
     --------                                             -------

                MUNICIPAL BONDS - 90.2%
                ALABAMA - 1.1%
      975,000   Huntsville, Healthcare Authority
                   RB, Series B, MBIA,
                   Mandatory Put (1)
                   4.650%, 6/01/05                          982,361
                                                        -----------
                ARIZONA - 0.9%
       55,000   Maricopa County, Hospital RB,
                   Intermediate Community-Sun
                   City, ETM
                   8.625%, 1/01/10                           63,520
       79,000   Maricopa County, Hospital RB, St.
                   Lukes Hospital Medical Center
                   Project, ETM
                   8.750%, 2/01/10                           90,150
       80,000   Oro Valley, Oracle Road
                   Improvement District GO
                   5.000%, 1/01/07                           82,896
      330,000   Pinal County, Industrial
                   Development Authority,
                   Correctional Facilities RB,
                   Florence West Prison, Series A,
                   ACA
                   3.875%, 10/01/09                         333,376
      250,000   University Medical Center RB
                   5.000%, 7/01/05                          252,670
                                                        -----------
                                                            822,612
                ARKANSAS - 4.2%
    1,000,000   Little Rock, Library Construction
                   Improvement GO, Series A
                   4.350%, 3/01/24                          996,770
      200,000   Maumelle, Capital Improvement
                   GO, Series A (9)
                   3.750%, 3/01/20                          193,272
    2,400,000   Springdale, Sales & Use Tax RB,
                   MBIA
                   4.000%, 7/01/16                        2,456,448
                                                        -----------
                                                          3,646,490
                CALIFORNIA - 8.1%
      578,720   Cabazon Band Mission Indians RB (7)
                   11.950%, 7/14/06                         605,862
    5,730,000   Manteca, Financing Authority Sewer
                   RB, Series B, MBIA
                   5.000%, 12/01/33                       5,862,306


    Principal
     Amount $                                             Value $
     --------                                             -------

                CALIFORNIA - (CONTINUED)
      115,000   Montclair, Redevelopment Agency TA,
                   Redevelopment Project No. IV,
                   RADIAN
                   2.000%, 10/01/05                         114,703
      465,000   Placer County, Water Agency RB,
                   Middle Fork Project
                   3.750%, 7/01/12                          465,005
                                                        -----------
                                                          7,047,876
                COLORADO - 1.5%
       95,000   Denver City & County Multi-
                   Family Housing RB, Buerger
                   Brothers Project, Series A,
                   AMT, FHA
                   5.100%, 11/01/07                          97,786
                El Paso County, Academy Water &
                   Sanitation District GO
      120,000      3.650%, 11/15/07                         120,708
      115,000      3.250%, 11/15/06                         114,997
      680,000   State Health Facilities Authority
                   RB, Longmont United Hospital
                   Project, ACA
                   2.150%, 12/01/05                         676,056
      330,000   State Housing & Finance Authority
                   RB, Single-Family Program
                   Series C-2, AMT
                   8.400%, 10/01/21                         337,158
                                                        -----------
                                                          1,346,705
                CONNECTICUT - 0.9%
      750,000   Stamford, Multi-Family Housing
                   RB, Fairfield Apartments Project,
                   AMT, Mandatory Put (1)
                   4.750%, 12/01/08                         770,040
                                                        -----------
                DELAWARE - 3.2%
    1,160,000   State Economic Development
                   Authority RB, Water
                   Development, Wilmington
                   Suburban, Series B
                   6.450%, 12/01/07                       1,266,906
                State Health Facilities Authority
                   RB, Beebe Medical Center
                   Project, Series A
      255,000      5.000%, 6/01/05                          257,009
      560,000      5.000%, 6/01/06                          576,111
      455,000      5.000%, 6/01/07                          475,716


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

    Principal
     Amount $                                             Value $
     --------                                             -------

                MUNICIPAL BONDS  - (CONTINUED)
                DELAWARE - (CONTINUED)
      225,000   State Housing Authority RB,
                   Single-Family Mortgage,
                   Series A-1, AMT, MBIA
                   5.300%, 7/01/11                          231,665
                                                        -----------
                                                          2,807,407
                DISTRICT OF COLUMBIA - 0.4%
      335,000   Housing Finance Agency RB, 1330
                   7th Street Apartments, Series A,
                   AMT, FHA
                   3.000%, 12/01/09                         329,315
                                                        -----------
                FLORIDA - 2.2%
       50,000   Broward County, Water & Sewer
                   Utilities Systems RB,
                   Pre-Refunded @ 100 (2)
                   6.875%, 9/01/06                           52,716
       20,000   Dunedin, Health Facilities
                   Authority RB, Mease Hospital,
                   ETM
                   7.600%, 10/01/08                          21,873
      110,000   Escambia County, Health Facilities
                   Authority RB, Health Facilities,
                   Baptist Hospital & Baptist
                   Manor
                   5.000%, 10/01/05                         111,382
      105,000   Gainsville, Utilities Systems RB,
                   ETM
                   8.000%, 10/01/05                         108,461
      470,000   Jacksonville, Educational Facilities
                   RB, Edward Water College
                   Project, Mandatory Put (LOC:
                   Wachovia Bank) (1)
                   3.600%, 10/01/06                         473,360
      500,000   Jacksonville, Electric Authority
                   RB, St. Johns River, Issue 2,
                   Series 11
                   5.375%, 10/01/15                         506,050
       10,000   Jacksonville, Electric Authority
                   RB, Third Installment, ETM
                   6.800%, 7/01/12                           11,355
       10,000   Jacksonville, Excise Taxes RB,
                   ETM
                   5.650%, 10/01/05                          10,233


    Principal
     Amount $                                             Value $
     --------                                             -------

                FLORIDA - (CONTINUED)
      500,000   State Board of Education Capital
                   Outlay GO
                   8.400%, 6/01/07                          537,875
       50,000   State GO, ETM
                   5.900%, 7/01/08                           52,847
                                                        -----------
                                                          1,886,152
                GEORGIA - 0.9%
      200,000   Columbus, Water & Sewer RB,
                   ETM
                   8.000%, 5/01/06                          213,820
      600,000   DeKalb County, School District
                   GO, ETM
                   5.200%, 7/01/05                          607,734
                                                        -----------
                                                            821,554
                ILLINOIS - 5.9%
      135,000   Bedford Park, Tax Increment TA,
                   71st & Cicero Project
                   7.000%, 1/01/06                          137,001
      110,000   Chicago, Single-Family Mortgage
                   RB, Series B, AMT, GNMA,
                   FNMA, FHLMC
                   6.950%, 9/01/28                          110,288
       65,000   Chicago, Transportation Authority
                   RB, Capital Grant, Series A,
                   AMBAC
                   4.250%, 6/01/08                           66,303
                Clinton, Bond & Madison Counties,
                   Community High School District
                   No. 7 GO, Debt Certificates
      155,000      4.000%, 11/01/05                         155,429
      245,000      4.000%, 11/01/06                         245,593
      255,000      4.000%, 11/01/07                         255,543
       25,000   Dupage County, Water & Sewer
                   RB, ETM, MBIA
                   10.500%, 1/01/07                          27,669
    2,500,000   Oak Park, Industrial Development
                   RB, Oak Park Il, Prairie Court,
                   Mandatory Put (1)
                   5.500%, 12/01/06                       2,609,750
      165,000   Pekin, Single-Family Mortgage
                   RB, ETM
                   7.400%, 12/01/08                         182,836
      110,000   Peoria, New Public Housing RB
                   4.875%, 10/01/06                         114,144



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

    Principal
     Amount $                                             Value $
     --------                                             -------

                MUNICIPAL BONDS  - (CONTINUED)
                ILLINOIS - (CONTINUED)
      250,000   State Development Finance
                   Authority RB, Community
                   Rehabilitation Providers,
                   Series A
                   5.600%, 7/01/05                          252,035
      875,000   State Health Facilities Authority
                   RB, Hinsdale, Series A, ETM,
                   AMBAC
                   7.000%, 11/15/19                         959,298
                                                        -----------
                                                          5,115,889
                INDIANA - 0.9%
       40,000   Fort Wayne, Sewer Works
                   Improvement RB, BIG
                   9.625%, 8/01/05                           41,071
      105,000   Howard County, Jail & Juvenile
                   Detention Center RB, AMBAC
                   6.250%, 7/15/05                          106,945
      100,000   Lawrence, Multi-Family Housing
                   RB, Pinnacle Apartments
                   Project, AMT, FNMA,
                   Mandatory Put (1)
                   5.150%, 1/01/08                          103,660
      150,000   State Health Facilities Financing
                   Authority, Hospital RB, Sisters
                   of St. Francis Health, Series A,
                   MBIA
                   5.000%, 11/01/09                         160,396
      375,000   State Housing Finance Authority
                   RB, Single-Family Mortgage,
                   Series A-3, AMT, GNMA,
                   FNMA
                   5.375%, 1/01/23                          387,559
                                                        -----------
                                                            799,631
                IOWA - 0.4%
      240,000   Polk County, Hospital Facility RB,
                   ETM
                   7.750%, 7/01/06                          250,685
       65,000   Sioux City, Hospital RB, St. Lukes
                   Medical Center Project, ETM
                   6.375%, 9/01/06                           67,387
                                                        -----------
                                                            318,072


    Principal
     Amount $                                             Value $
     --------                                             -------

                KANSAS - 3.9%
    2,995,000   Sedgwick & Shawnee Counties,
                   Single-Family Mortgage RB,
                   Series A, AMT, GNMA, FNMA (4)
                   5.600%, 6/01/27                        3,190,244
      210,000   Wichita, Hospital RB, ETM
                   6.750%, 10/01/07                         222,905
                                                        -----------
                                                          3,413,149
                KENTUCKY - 1.8%
    1,345,000   State Area Development Districts
                   Financing GO, Henderson,
                   Series G1
                   5.750%, 12/01/20                       1,432,169
      100,000   State Turnpike Authority RB, ETM (3)
                   6.625%, 7/01/08                          107,242
       50,000   State Turnpike Authority Toll Road
                   RB, ETM
                   6.125%, 7/01/08                           53,026
                                                        -----------
                                                          1,592,437
                LOUISIANA - 0.6%
      265,000   Calcasieu Parish, Public
                   Transportation Authority RB,
                   Single-Family Mortgage, Series
                   A, AMT, GNMA, FNMA
                   5.850%, 10/01/32                         271,609
       75,000   Jefferson Parish, Hospital Service
                   District No. 1 RB, ETM
                   7.250%, 1/01/09                           82,598
       85,000   Monroe-West Monroe, Single-
                   Family Mortgage RB, ETM
                   7.200%, 8/01/10                           94,292
       55,000   State Public Facilities Authority
                   Hospital RB, Pendleton
                   Memorial Methodist Hospital,
                   ETM
                   5.000%, 6/01/08                           58,409
                                                        -----------
                                                            506,908
                MARYLAND - 1.5%
    1,215,000   State Health & Higher Education
                   RB, Howard County General
                   Hospital, ETM
                   5.500%, 7/01/13                        1,289,650
                                                        -----------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

    Principal
     Amount $                                             Value $
     --------                                             -------

                MUNICIPAL BONDS  - (CONTINUED)
                MASSACHUSETTS - 1.4%
    1,200,000   State Health & Educational
                   Facilities Authority RB,
                   Daughters of Charity-Carney,
                   Series D, Pre-Refunded @ 100 (2)
                   6.100%, 7/01/06                        1,227,888
                                                        -----------
                MICHIGAN - 1.3%
      700,000   Detroit/Wayne County, Stadium
                   Authority RB, FGIC
                   5.250%, 2/01/09                          748,979
      285,000   Kalamazoo, Hospital Finance
                   Authority RB, Bronson
                   Methodist, Series A,
                   Pre-Refunded @ 100 (2)
                   6.375%, 5/15/05                          288,554
       65,000   State Strategic Funding RB, Solid
                   Waste Disposal, Waste
                   Management Project, AMT,
                   Mandatory Put (1)
                   4.200%, 12/01/12                          65,539
                                                        -----------
                                                          1,103,072
                MINNESOTA - 0.0%
       30,000   Columbia Heights, Capital
                   Appreciation GO  (6)
                   1.508%, 9/01/08                           23,884
                                                        -----------
                MISSISSIPPI - 5.5%
    1,235,000   Mississippi Business Finance RB,
                   TT&W Farm Products Project,
                   AMT, (LOC: National Bank)
                   6.900%, 7/01/10                        1,296,009
      130,000   Mississippi Development Bank RB,
                   Special Obligation, Oktibbeha
                   County Hospital Revenue
                   Project
                   5.550%, 7/01/05                          131,683
      260,000   Mississippi Development Bank RB,
                   Special Obligation, Three Rivers
                   Solid Waste Project
                   4.650%, 7/01/06                          266,412


    Principal
     Amount $                                             Value $
     --------                                             -------

                MISSISSIPPI - (CONTINUED)
    3,165,000   Mississippi Home Corporation RB,
                   Single-Family Mortgage, Series
                   A, AMT, FNMA, GNMA,
                   USDA
                   3.150%, 6/01/20                        3,141,832
                                                        -----------
                                                          4,835,936
                MISSOURI - 1.8%
                Pacific, Industrial Development
                   Authority RB, Clayton Project,
                   AMT (LOC: Commerce Bank
                   N.A.)
      720,000      6.450%, 5/01/17                          742,471
      720,000      6.200%, 5/01/12                          743,184
      100,000   St. Charles County, Industrial
                   Development Authority RB,
                   Garden View Care Center
                   Project, AMT, (LOC: U.S. Bank
                   NA)
                   5.400%, 11/15/16                         103,410
                                                        -----------
                                                          1,589,065
                NEBRASKA - 0.1%
      100,000   Madison County, Hospital
                   Authority RB, Faith Regional
                   Healthcare Services Project,
                   RADIAN
                   4.850%, 7/01/09                          106,228
                                                        -----------
                NEVADA - 3.8%
      530,000   Carson City, Hospital RB, Tahoe
                   Hospital Project, Series A,
                   RADIAN
                   2.300%, 9/01/07                          520,115
                Henderson, Local Improvement
                   Districts SA, Lake Las Vegas,
                   Sub-Series B-2
      350,000      3.900%, 8/01/07                          352,891
      100,000      3.000%, 8/01/05                          100,206
      110,000   Las Vegas, Downtown
                   Redevelopment Agency
                   RB, Series A, BIG, ETM
                   7.100%, 6/01/06                          113,996
    1,000,000   State GO, Colorado River
                   Community
                   6.100%, 7/01/06                        1,012,880



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

    Principal
     Amount $                                             Value $
     --------                                             -------

                MUNICIPAL BONDS  - (CONTINUED)
                NEVADA - (CONTINUED)
    1,220,000   State GO, Municipal Bond Bank
                   Project No. 42
                   5.400%, 9/01/05                        1,235,104
                                                        -----------
                                                          3,335,192
                NEW HAMPSHIRE - 0.1%
       90,000   State Business Finance Authority
                   RB, Pollution Control, AMT,
                   Mandatory Put (1)
                   2.050%, 7/01/05                           90,000
                                                        -----------
                NEW JERSEY - 0.2%
       30,000   Hudson County GO
                   5.125%, 8/01/08                           31,410
      100,000   Passaic County, Utilities Authority
                   RB, Solid Waste Systems
                   Project
                   4.200%, 3/01/06                          101,641
                                                        -----------
                                                            133,051
                NEW MEXICO - 0.0%
       25,000   Albuqerque, Municipal School
                   District No. 12 GO, Pre-
                   Refunded @ 100 (2)
                   4.800%, 8/01/05                           25,336
                                                        -----------
                NEW YORK - 1.1%
      145,000   New York City, Housing
                   Development Corporation RB,
                   Multi-Family Housing, Series E-
                   1, AMT
                   2.750%, 11/01/07                         144,513
      100,000   New York City, New Public
                   Housing Authority RB
                   3.875%, 1/01/06                          101,191
                Saratoga County, Industrial
                   Development Agency RB,
                   Saratoga Hospital Project,
                   Series A
      445,000      5.000%, 12/01/07                         468,340
      250,000      3.000%, 12/01/05                         250,235
       20,000   State Housing Finance Agency RB,
                   University Construction, Series
                   A, ETM
                   7.900%, 11/01/06                          21,080
                                                        -----------
                                                            985,359


    Principal
     Amount $                                             Value $
     --------                                             -------

                NORTH CAROLINA - 0.1%
       95,000   State Medical Care Community
                   Hospital RB, Memorial Mission
                   Hospital Project, ETM
                   7.625%, 10/01/08                         104,514
                                                        -----------
                NORTH DAKOTA - 0.4%
      330,000   State Housing Finance Agency RB,
                   Home Mortgage Program,
                   Series A, AMT
                   5.200%, 7/01/19                          335,174
                                                        -----------
                OHIO - 1.8%
      120,000   Cuyahoga County, Deaconess
                   Hospital Project RB, ETM
                   6.750%, 11/01/09                         131,492
       55,000   Franklin County, First Mortgage
                   RB, OCLC Project, ETM
                   7.500%, 6/01/09                           59,832
    1,240,000   State Building Authority RB, State
                   Correctional Facility, Series C
                   9.750%, 10/01/05                       1,255,078
      150,000   State Economic Development RB,
                   Enterprise-Plastics Project,
                   Series 1, AMT
                   1.850%, 6/01/05                          149,780
                                                        -----------
                                                          1,596,182
                OKLAHOMA - 0.1%
       45,000   Oklahoma City, New Public
                   Housing Authority RB
                   5.125%, 12/01/05                          46,072
                                                        -----------
                PENNSYLVANIA - 12.0%
       10,000   Berks County GO, Second Series,
                   MBIA
                   3.100%, 11/15/08                          10,121
       60,000   Carbon County, Hospital Authority
                   RB, Gnaden Huetten Memorial
                   Hospital Project, AMBAC,
                   Pre-Refunded @ 100  (2)
                   10.000%, 7/01/05                          61,940
    1,000,000   Chester County, Health &
                   Education Facilities Authority
                   RB, Chester County Hospital, MBIA
                   5.625%, 7/01/08                        1,049,410
      630,000   Dauphin County, General
                   Authority RB, Sub-Series J, FSA
                   2.600%, 6/01/26                          630,044



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

    Principal
     Amount $                                             Value $
     --------                                             -------

                MUNICIPAL BONDS  - (CONTINUED)
                PENNSYLVANIA - (CONTINUED)
       20,000   Delaware County, Industrial
                   Development Authority
                   RB, Martins Run Project
                   6.000%, 12/15/06                          19,839
      240,000   Lakeland, School District GO,
                   ETM
                   8.875%, 8/15/10                          282,893
      250,000   Leesport, Borough Authority
                   Sewer RB,
                   Pre-Refunded @ 100 (2)
                   5.250%, 11/15/06                         257,765
    2,000,000   Montgomery County, Industrial
                   Development Authority RB,
                   Adult Communities Total
                   Services, Series B
                   5.750%, 11/15/17                       2,104,320
      185,000   New Brighton, Area School
                   Authority RB, ETM, MBIA,
                   Pre-Refunded @ 100  (2)
                   5.900%, 5/15/05                          187,057
    2,000,000   Philadelphia, Authority for
                   Industrial Development RB,
                   PGH Development Corporation
                   5.500%, 7/01/10                        2,075,600
      135,000   Philadelphia, Hospitals Authority
                   RB, Thomas Jefferson University
                   Hospital, ETM
                   7.000%, 7/01/08                          145,480
      350,000   Pittsburgh GO, Series B, FGIC
                   5.000%, 3/01/08                          355,429
      825,000   State Higher Educational Facilities
                   Authority RB, Eastern College,
                   Series B, Pre-Refunded @ 102 (2)
                   8.000%, 10/15/06                         918,786
                State Higher Educational Facilities
                   Authority RB, University of
                   Pennsylvania Health Services,
                   Series A
      500,000      5.700%, 1/01/11                          518,430
    1,750,000      5.600%, 1/01/10                        1,812,843
                                                        -----------
                                                         10,429,957


    Principal
     Amount $                                             Value $
     --------                                             -------

                RHODE ISLAND - 2.9%
    2,035,000   State Housing & Mortgage
                   Financing RB, Rental Housing
                   Project, Series A, Hud Section 8
                   5.650%, 10/01/07                       2,091,247
       65,000   State Turnpike & Bridge Authority
                   RB, Series A, ETM
                   4.500%, 2/01/06                           65,819
      332,000   Warwick GO, Series A, MBIA
                   6.600%, 11/15/06                         333,086
                                                        -----------
                                                          2,490,152
                SOUTH DAKOTA - 1.1%
      820,000   State Health & Educational
                   Facilities RB, Rapid City
                   Regional Hospital, MBIA
                   5.000%, 9/01/06                          850,873
      125,000   State Lease Revenue Trust COP,
                   Series B, FSA
                   6.500%, 9/01/08                          133,838
                                                        -----------
                                                            984,711
                TENNESSEE - 0.5%
      400,000   State Housing Development
                   Agency RB, Homeownership
                   Program, Series 1D
                   4.700%, 7/01/15                          400,508
                                                        -----------
                TEXAS - 4.5%
      515,000   Harris County, Municipal Utility
                   District No. 203 GO,
                   Waterworks & Sewer System,
                   MBIA, Pre-Refunded @
                   47.889 (2) (6)
                   0.877%, 9/01/05                          243,677
    2,885,000   Retama, Development Special
                   Facilities RB, Retama
                   Racetrack, ETM
                   8.750%, 12/15/10                       3,627,570
       55,000   San Antonio, Electric & Gas RB,
                   Series 2000
                   5.800%, 2/01/06                           55,986
                                                        -----------
                                                          3,927,233
                UTAH - 0.4%
      300,000   State Building Ownership
                   Authority RB, State Facilities
                   Master Lease Program, Series A
                   5.600%, 5/15/05                          300,771
                                                        -----------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

    Principal
     Amount $                                             Value $
     --------                                             -------

                MUNICIPAL BONDS  - (CONTINUED)
                VIRGINIA - 3.0%
      710,000   Fauquier County, Industrial
                   Development Authority RB,
                   RADIAN
                   5.000%, 10/01/05                         722,588
      110,000   Petersburg GO, FGIC
                   4.950%, 3/01/07                          110,249
    1,500,000   Poplar Hill, Community
                   Development Authority, COP,
                   Series A, USDA
                   5.500%, 9/01/34                        1,489,755
      250,000   Rivanna, Water & Sewer Authority
                   RB, Regional Water & Sewer
                   Treatment System
                   4.600%, 10/01/05                         252,937
                                                        -----------
                                                          2,575,529
                WASHINGTON - 0.2%
      205,000   King County GO, Series B
                   4.500%, 1/01/13                          205,152
                                                        -----------
                WEST VIRGINIA - 0.1%
       85,000   Cabell, Putnam, & Wayne
                   Counties, Single-Family
                   Residential Mortgage RB, ETM,
                   FGIC
                   7.375%, 4/01/10                           93,640
                                                        -----------
                WISCONSIN - 9.2%
    3,405,000   Central Brown County, Water
                   Authority BAN
                   1.500%, 8/01/05                        3,389,507
      300,000   Melrose-Mindoro School District
                   GO, FSA
                   4.500%, 3/01/07                          306,885
      900,000   Oshkosh, Industrial Development
                   Authority RB, Don Evans
                   Project, AMT, Mandatory Put
                   (LOC: Marshall & Ilslay) (1)
                   5.500%, 12/01/11                         942,228
    1,500,000   State Health & Educational
                   Facilities RB, Aurora Health
                   Care, MBIA
                   5.000%, 8/15/09                        1,608,270


    Principal
     Amount $                                             Value $
     --------                                             -------

                WISCONSIN - (CONTINUED)
    1,745,000   State Housing & Economic
                   Development Authority
                   RB, AMT, Series E
                   5.800%, 9/01/17                        1,791,888
                                                        -----------
                                                          8,038,778
                PUERTO RICO - 0.2%
      195,000   Puerto Rico Commonwealth,
                   Aqueduct & Sewer Authority
                   RB, ETM
                   5.900%, 7/01/06                          200,891
                                                        -----------

                TOTAL MUNICIPAL BONDS
                (Cost $78,697,403)                       78,680,523
                                                        -----------

                CORPORATE OBLIGATIONS  - 3.5%
    2,809,920   IIS/Syska Holdings Energy (5)
                   3.900%, 8/15/08                        2,757,094
      250,000   Kidspeace National Centers of
                   Georgia, USDA (3) (7)
                   4.500%, 12/01/28                         251,187
                                                        -----------
                TOTAL CORPORATE
                OBLIGATIONS
                (Cost $3,053,064)                         3,008,281
                                                        -----------
     Shares
     ------

                SHORT-TERM INVESTMENTS  - 7.3%
    4,105,346   BlackRock Institutional Muni Fund
                   Portfolio, 1.64% (8)                   4,105,346
    2,271,384   SEI Tax Exempt Trust Institutional
                   Tax Free Portfolio, 1.52% (8)          2,271,384
                                                        -----------
                TOTAL SHORT-TERM
                INVESTMENTS
                (Cost $6,376,730)                         6,376,730
                                                        -----------




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)
JANUARY 31, 2005 (UNAUDITED)

                                                          Value $
                                                          -------

                TOTAL INVESTMENTS - 101.0%
                (Cost $88,127,197)*                      88,065,534
                                                        -----------
                OTHER ASSETS LESS
                LIABILITIES - (1.0)%                       (840,354)
                                                        -----------
                TOTAL NET ASSETS - 100.0%               $87,225,180
                                                        ===========

* At January 31, 2005, the tax basis cost of the Fund's investments was $88,120,217, and the unrealized appreciation and depreciation of investments owned by the Fund were $301,719 and $(356,402), respectively.
(1) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.
(2) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(3) Variable Rate Security -- Rate disclosed is as of January 31, 2005.
(4) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2005.
(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(6) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.
(7) Private Placement Security.
(8) Rate shown is 7-day yield as of January 31, 2005.
(9) Security purchased on a when-issued basis.
AMT -- Income from security may be subject to alternative minimum tax.
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FHLMC -- Federal Home Loan Mortgage Association
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LOC -- Letter of Credit
NA -- National Association
RB -- Revenue Bond
SA -- Special Assessment
TA -- Tax Allocation
Guaranteed as to principal and interest by the organization identified below:
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Corporation
BIG -- BIG Guaranty
FGIC -- Federal Guaranty Insurance Company
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
RADIAN -- RADIAN Guaranty
USDA -- USDA Guaranty

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Series Trust


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -------------------------------
                                           Mark A. Hemenetz,
                                           Principal Executive Officer

Date March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -------------------------------
                                           Mark A. Hemenetz,
                                           Principal Executive Officer


Date March 30, 2005

By (Signature and Title)*                  /s/ Alan M. Mandel
                                           -------------------------------
                                           Alan M. Mandel,
                                           Treasurer and Chief Financial Officer

Date March 30, 2005

* Print the name and title of each signing officer under his or her signature.